Preference Shares - Characteristics of Preference Shares (Details)	12 Months Ended
	Dec. 31, 2017 CAD / shares	Dec. 01, 2021 CAD / shares	Jun. 01, 2020 CAD / shares	Dec. 01, 2018 CAD / shares
Class of Stock [Line Items]
Preferred shares rate dividend term	5 years
Series F
Class of Stock [Line Items]
Initial yield (percent)	4.90%
Annual Dividend (CAD per share)	CAD 1.2250
Reset Dividend Yield (percent)	0.00%
Redemption price (CAD per share)	CAD 25.00
Series J
Class of Stock [Line Items]
Initial yield (percent)	4.75%
Annual Dividend (CAD per share)	CAD 1.1875
Reset Dividend Yield (percent)	0.00%
Redemption price (CAD per share)	CAD 26.00
Series J | Forecast
Class of Stock [Line Items]
Redemption price (CAD per share)		CAD 25.00		CAD 26.00
Preferred stock redemption price per share annual decrease (CAD per share)				CAD 0.25
Series G
Class of Stock [Line Items]
Initial yield (percent)	5.25%
Annual Dividend (CAD per share)	CAD 0.9708
Reset Dividend Yield (percent)	2.13%
Redemption price (CAD per share)	CAD 25.00
Series H
Class of Stock [Line Items]
Initial yield (percent)	4.25%
Annual Dividend (CAD per share)	CAD 0.6250
Reset Dividend Yield (percent)	1.45%
Redemption price (CAD per share)	CAD 25.00
Preferred shares exchange ratio	1
Series K
Class of Stock [Line Items]
Initial yield (percent)	4.00%
Annual Dividend (CAD per share)	CAD 1.0000
Reset Dividend Yield (percent)	2.05%
Redemption price (CAD per share)	CAD 25.00
Preferred shares exchange ratio	1
Series M
Class of Stock [Line Items]
Initial yield (percent)	4.10%
Annual Dividend (CAD per share)	CAD 1.0250
Reset Dividend Yield (percent)	2.48%
Redemption price (CAD per share)	CAD 25.00
Preferred shares exchange ratio	1
Series I
Class of Stock [Line Items]
Initial yield (percent)	2.10%
Annual Dividend (CAD per share)	CAD 0
Reset Dividend Yield (percent)	1.45%
Redemption price (CAD per share)	CAD 25.50
Preferred shares exchange ratio	1
Series I | Forecast
Class of Stock [Line Items]
Redemption price (CAD per share)			CAD 25.00
Series L
Class of Stock [Line Items]
Initial yield (percent)	0.00%
Annual Dividend (CAD per share)	CAD 0
Reset Dividend Yield (percent)	2.05%
Redemption price (CAD per share)	CAD 0
Preferred shares exchange ratio	1
Series N
Class of Stock [Line Items]
Initial yield (percent)	0.00%
Annual Dividend (CAD per share)	CAD 0
Reset Dividend Yield (percent)	2.48%
Redemption price (CAD per share)	CAD 0
Preferred shares exchange ratio	1
Fixed rate reset
Class of Stock [Line Items]
Annual Dividend (CAD per share)	CAD 25.00